                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment: [ ]; Amendment Number: _____
   This Amendment (check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                        Toronto, ON   February 11, 2010
----------------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:   $3,922,627
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2009

           COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
           --------                  --------       --------  -------- --------------------  --------  -------- ----------------
                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 ------------------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
BALDWIN & LYONS INC CL B       CL B                057755209    23,869     969,875  SH        DEFINED     01,02 SOLE
BCE INC.                       COM NEW             05534B760     7,406     268,300  SH        DEFINED     01,02 SOLE
BERKSHIRE HATHAWAY INC.        CL A                084670108       396           4  SH        DEFINED     01,02 SOLE
BERKSHIRE HATHAWAY INC.        CL B                084670207       394         120  SH        DEFINED     01,02 SOLE
BRISTOL-MYERS SQB              COM                 110122108       252      10,000  SH        DEFINED     01,02 SOLE
BROWN & BROWN INC              COM                 115236101       216      12,000  SH        DEFINED     01,02 SOLE
BURLINGTON NORTHN SANTA FE CP  COM                 12189T104       394       4,000  SH        DEFINED     01,02 SOLE
CFS BANCORP INC.               COM                 12525D102        31      10,000  SH        DEFINED     01,02 SOLE
CRESUD S A C I F Y A           SPONSORED ADR       226406106    29,757   2,082,341  SH        DEFINED     01,02 SOLE
DELL INC                       COM                 24702R101   498,508  34,763,489  SH        DEFINED     01,02 SOLE
FIRST PLACE FINANCIAL/OHIO     COM                 33610T109        27      10,000  SH        DEFINED     01,02 SOLE
FRONTIER COMMUNICATIONS CORP   COM                 35906A108   145,050  18,620,000  SH        DEFINED     01,02 SOLE
GENERAL ELECTRIC CO            COM                 369604103   402,424  26,597,770  SH        DEFINED     01,02 SOLE
GENERAL ELECTRIC CO            COM                 369604103     4,430   2,620,000  SH CALL   DEFINED     01,02 SOLE
INTERNATIONAL COAL GRP INC NEW COM                 45928H106   173,849  45,155,588  SH        DEFINED     01,02 SOLE
JOHNSON & JOHNSON              COM                 478160104   442,867   6,884,300  SH        DEFINED     01,02 SOLE
KRAFT FOODS INC                CL A                50075N104   270,338   9,949,871  SH        DEFINED     01,02 SOLE
LEUCADIA NATL CORP             COM                 527288104     9,559     401,800  SH        DEFINED     01,02 SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 7.000% 3/1     52729NBP4    84,938  75,000,000 PRN        DEFINED     01,02 SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE 15.000% 1/1    52729NBM1   123,076 100,062,000 PRN        DEFINED     01,02 SOLE
LEVEL 3 COMMUNICATIONS INC     COM                 52729N100   210,307 139,276,421  SH        DEFINED     01,02 SOLE
MAGNA INTL INC                 CL A                559222401   242,732   4,798,976  SH        DEFINED     01,02 SOLE
MERCK & CO. INC.               COM                 58933Y105       292       8,000  SH        DEFINED     01,02 SOLE
MOHAWK INDS INC                COM                 608190104       276       5,800  SH        DEFINED     01,02 SOLE
NAM TAI ELECTRS INC            COM PAR $0.02       629865205       130      25,000  SH        DEFINED     01,02 SOLE
NEW YORK COMMUNITY BANCORP INC COM                 649445103       363      25,000  SH        DEFINED     01,02 SOLE
NEWMARKET CORP                 COM                 651587107       458       4,000  SH        DEFINED     01,02 SOLE
OLD REPUBLIC INTL CORPORATION  COM                 680223104       201      20,000  SH        DEFINED     01,02 SOLE
OVERSTOCK.COM INC              COM                 690370101    45,850   3,388,774  SH        DEFINED     01,02 SOLE
OVERSTOCK.COM INC              NOTE 3.750%12/01/09 690370AB7    32,448  36,873,000 PRN        DEFINED     01,02 SOLE
PFIZER INC                     COM                 717081103     4,389     241,300  SH        DEFINED     01,02 SOLE
PIER 1 IMPORTS INC             NOTE 6.375% 2/15/11 720279AH1     2,363   2,500,000 PRN        DEFINED     01,02 SOLE
RYANAIR HLDGS PLC              SPONSORED ADR       783513104     5,198     194,100  SH        DEFINED     01,02 SOLE
SANDRIDGE ENERGY INC           COM                 80007P307    61,546   6,526,600  SH        DEFINED     01,02 SOLE
STEWART ENTERPRISES INC        CL A                860370105    20,984   4,082,546  SH        DEFINED     01,02 SOLE
SUN MICRO SYSTEMS INC          COM NEW             866810203       936     100,000  SH        DEFINED     01,02 SOLE
US BANCORP DEL                 COM NEW             902973304   356,474  15,857,400  SH        DEFINED     01,02 SOLE
USG Corp                       COM NEW             903293405   102,580   7,311,500  SH        DEFINED     01,02 SOLE
WAL-MART STORES INC            COM                 931142103    11,755     220,000  SH        DEFINED     01,02 SOLE
WELLS FARGO & CO. NEW          COM                 949746101   539,977  20,043,700  SH        DEFINED     01,02 SOLE
WESCO FINANCIAL CORP           COM                 950817106       377       1,100  SH        DEFINED     01,02 SOLE
ZENITH NATL INS CORP           COM                 989390109    65,207   2,191,100  SH        DEFINED     01,02 SOLE